Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Land	$179,731	$-
Office equipment	23,469	18,314
Furniture and fixtures	32,216	23,595
Software	17,654	-
Equipment and machinery	310,919	-
Construction in progress	156,909	316,491
	720,898	358,400
Less: accumulated depreciation	(6,966)	(1,961)
Total	$713,932	$356,439